Convertible Notes	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Convertible Notes

4. Convertible Notes

On January 15, 2024, the Company issued Convertible Notes with a principal amount of $3,600,000, with an 8% original issue discount (“OID”) for a total funding amount of $3,312,000.

The notes bear interest at a rate of 8% per annum and a maturity date of 36 months. The noteholder was given the right to convert all or any amount of the principal face amount into the ordinary shares of the Company at a conversion price based on the lowest closing price of the Company’s ordinary shares as reported on the Nasdaq Capital Market during the five (5) trading days immediately preceding the date of conversion, provided, however that conversion price shall not be lower than $0.80 per share. In addition to the Convertible Notes, the note holder received an aggregate 5,645,455 warrants. The warrants have an exercise price of $1.056 per share which represents 120% of the share price on the Nasdaq Capital Market as of the issue date, and have a five-year exercise term. The noteholder has paid the Company $1,840,000 as of June 30, 2024, thus there was a capital receivable of $1,472,000 as of June 30, 2024. This capital receivable has been fully settled subsequent to June 30, 2024.

The Company has used the Black Scholes model to evaluate the fair value of the aforesaid warrants attached to the Convertible Notes at $820,088 in total. These Convertible Notes were fully converted into shares during the fiscal year ended June 30, 2024, on cashless basis and converted into 4,090,909 shares, at which time the discount was fully amortized, which totaled $1,108,088.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS